Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	AUSTRALIA — 2.9%
58,289	Aristocrat Leisure, Ltd.	$1,714,671
689,917	Harvey Norman Holdings, Ltd.	2,015,828
		3,730,499
	BELGIUM — 3.5%
5,480	D’ieteren Group	1,117,312
30,122	Groupe Bruxelles Lambert N.V.	2,303,489
9,861	Solvay S.A.	272,501
9,861	Syensqo S.A.*	883,593
		4,576,895
	CANADA — 3.8%
16,468	Descartes Systems Group, Inc.*	1,451,003
9,980	FirstService Corp.	1,680,850
13,370	RB Global, Inc.	861,212
30,994	Suncor Energy, Inc.	1,028,773
		5,021,838
	FINLAND — 1.5%
184,490	Nokia Oyj	665,736
97,589	Stora Enso Oyj - R Shares	1,252,462
		1,918,198
	FRANCE — 2.0%
35,439	Dassault Systemes S.E.	1,856,836
2,909	Sartorius Stedim Biotech	793,767
		2,650,603
	GERMANY — 4.0%
12,555	Beiersdorf A.G.	1,852,705
7,211	Merck KGaA	1,193,741
14,657	Puma S.E.	598,636
8,975	SAP SE	1,567,654
		5,212,736
	ITALY — 2.1%
16,768	Interpump Group S.p.A.	838,584
15,327	Moncler S.p.A.	953,985
20,801	Prysmian S.p.A.	926,172
		2,718,741
	JAPAN — 34.7%
130,200	Amada Co., Ltd.	1,429,595
36,400	Asahi Group Holdings, Ltd.	1,372,081
35,600	Azbil Corp.	1,171,932
55,100	Bandai Namco Holdings, Inc.	1,211,880
38,500	Biprogy, Inc.	1,140,975

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
35,800	Chugai Pharmaceutical Co., Ltd.	$1,309,544
70,800	Denso Corp.	1,133,866
22,400	Fuji Electric Co., Ltd.	1,143,024
23,200	FUJIFILM Holdings Corp.	1,493,497
5,600	Hikari Tsushin, Inc.	990,703
28,600	Hisamitsu Pharmaceutical Co., Inc.	824,885
28,884	Hoshizaki Corp.	1,065,848
92,200	J Front Retailing Co., Ltd.	865,705
50,700	Kao Corp.	2,033,549
15,800	Konami Holdings Corp.	986,426
73,000	Kubota Corp.	1,124,902
74,400	Mazda Motor Corp.	927,105
233,200	Mitsubishi Chemical Holdings Corp.	1,427,677
35,132	Nifco, Inc.	929,403
9,700	Nitori Holdings Co., Ltd.	1,278,403
31,800	NOF Co., Ltd.*	1,455,828
43,000	Nomura Research Institute, Ltd.	1,333,463
45,100	NS Solutions Corp.	1,521,074
29,000	Recruit Holdings Co., Ltd.	1,175,871
98,400	Sanwa Holdings Corp.	1,531,789
18,000	SCREEN Holdings Co., Ltd.	1,806,465
27,000	Secom Co., Ltd.	1,980,092
118,800	Sekisui Chemical Co., Ltd.	1,720,538
30,100	Shionogi & Co., Ltd.	1,464,074
66,100	Showa Denko KK	1,339,862
54,300	Tokyo Ohka Kogyo Co., Ltd.	1,264,121
50,900	TOPPAN Holdings, Inc.	1,423,842
95,300	Tosoh Corp.	1,245,892
37,200	Unicharm Corp.	1,294,842
50,200	Yokogawa Electric Corp.	1,004,172
		45,422,925
	NETHERLANDS — 0.7%
43,879	Koninklijke Philips N.V.*	942,595
	NORWAY — 1.3%
208,089	Orkla A.S.A.	1,641,771
	SWEDEN — 4.1%
129,048	Atlas Copco AB - Class A	2,085,156
79,526	Epiroc AB - Class A	1,419,674
79,565	VOLVO AB - Class B	1,924,373
		5,429,203

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND — 2.1%
18,260	Alcon, Inc.	$1,392,941
11,432	Garmin Ltd.	1,366,010
		2,758,951
	UNITED KINGDOM — 5.2%
378,342	ConvaTec Group PLC[1]	1,161,137
89,880	GSK PLC	1,794,696
123,993	Sage Group PLC	1,860,049
1,173,252	Vodafone Group PLC	1,005,813
43,901	Weir Group PLC	1,017,205
		6,838,900
	UNITED STATES — 29.1%
11,029	3M Co.	1,040,586
5,426	Accenture PLC - Class A	1,974,413
12,374	Agilent Technologies, Inc.	1,609,857
5,540	Airbnb, Inc. - Class A*	798,536
7,750	Akamai Technologies, Inc.*	955,032
8,982	Alphabet, Inc. - Class A*	1,258,378
7,524	Amazon.com, Inc.*	1,167,725
18,849	Amphenol Corp. - Class A	1,905,634
8,596	Analog Devices, Inc.	1,653,527
22,347	Boston Scientific Corp.*	1,413,671
15,717	Carrier Global Corp.	859,877
5,957	Danaher Corp.	1,429,144
6,143	Datadog, Inc.*	764,435
7,418	Ecolab, Inc.	1,470,396
10,980	Genuine Parts Co.	1,539,725
8,533	Global Payments, Inc.	1,136,852
3,525	Hubbell, Inc.	1,182,884
2,293	Intuit, Inc.	1,447,640
41,113	Keurig Dr Pepper, Inc.	1,292,593
2,221	KLA Corp.	1,319,363
1,551	Lam Research Corp.	1,279,839
11,432	Micron Technology, Inc.	980,294
1,880	Monolithic Power Systems, Inc.	1,133,114
12,680	NetApp, Inc.	1,105,696
10,296	PPG Industries, Inc.	1,452,148
5,378	STERIS PLC	1,177,513
2,827	Thermo Fisher Scientific, Inc.	1,523,696
5,426	Trane Technologies PLC	1,367,623
15,876	TransUnion	1,098,460
2,049	Veralto Corp.	157,138

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
8,026	Zoom Video Communications, Inc. - Class A*	$518,560
		38,014,349
	TOTAL COMMON STOCKS
	(Cost $110,934,904)	126,878,204

TOTAL INVESTMENTS — 97.0%
(Cost $110,934,904)	$126,878,204

Other Assets in Excess of Liabilities — 3.0%	3,900,776
TOTAL NET ASSETS — 100.0%	$130,778,980

PLC –	Public Limited Company
RB –	Revenue Bonds

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,161,137, which represents 0.89% of total net assets of the Fund.